PRINCIPAL ACCOUNTING POLICIES - Value added tax ("VAT") and surcharges (Details)	12 Months Ended
Mar. 31, 2022
Minimum
Surcharge on VAT (as a percent)	5.00%
Maximum
Surcharge on VAT (as a percent)	12.00%
Vehicle sales | Minimum
VAT rate (as a percent)	0.50%
Vehicle sales | Maximum
VAT rate (as a percent)	6.00%
Consumers ("2C") - Commission revenue
VAT rate (as a percent)	6.00%
Consumers ("2C") - Value-added service revenue
VAT rate (as a percent)	6.00%
Other services
VAT rate (as a percent)	6.00%